Concentrations	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentrations

Note 15 – Concentrations

Major suppliers

The Company sourced approximately 98% of its inventory purchases from two vendors for the three months ended December 31, 2025. There was $0.4 million of inventory purchases from major suppliers in accounts payable on the Consolidated Balance Sheets, as of December 31, 2025.

Major customers

Accounts receivable from two customers represented 96% of accounts receivable as of December 31, 2025. Two customers represented 88% of gross sales for the three months ended December 31, 2025.

Credit risk

As of December 31, 2025 and September 30, 2025, the Company’s cash and cash equivalents were deposited in accounts at several financial institutions and may maintain some balances in excess of federally insured limits. The Company maintains its cash and cash equivalents with high-quality, accredited financial institutions and, accordingly, such funds are subject to minimal credit risk. The Company has not experienced any losses historically in these accounts and believes it is not exposed to significant credit risk in its cash and cash equivalents.

The Company is also exposed to credit risk on its trade accounts receivable. In evaluating expected credit losses under ASC 326, the Company considers historical collection experience, the credit quality of its customers, and current economic conditions. Historically, the Company has experienced minimal bad debts and high collection rates, and as such, expected credit losses on accounts receivable are considered low and the related allowance is not material.

Note 17 – Concentrations

Major suppliers

The Company sourced approximately 85% of its inventory purchases from three vendors for the year ended September 30, 2025. There was $0.2 million of inventory purchases from major suppliers in accounts payable on the Consolidated Balance Sheets, as of September 30, 2025.

Major customers

Accounts receivable from three customers represented 98% of accounts receivable as of September 30, 2025. Three customers represented 88% of gross sales for the year ended September 30, 2025.

Credit risk

As of September 30, 2025 and 2024, the Company’s cash and cash equivalents were deposited in accounts at several financial institutions and may maintain some balances in excess of federally insured limits. The Company maintains its cash and cash equivalents with high-quality, accredited financial institutions and, accordingly, such funds are subject to minimal credit risk. The Company has not experienced any losses historically in these accounts and believes it is not exposed to significant credit risk in its cash and cash equivalents.

The Company is also exposed to credit risk on its trade accounts receivable. In evaluating expected credit losses under ASC 326, the Company considers historical collection experience, the credit quality of its customers, and current economic conditions. Historically, the Company has experienced minimal bad debts and high collection rates, and as such, expected credit losses on accounts receivable are considered low and the related allowance is not material.